UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 01/31/2015

Item 1 – Report to Stockholders

JANUARY 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Build America Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), escalating geopolitical risks, uneven global economic growth and expectations around policy moves from the world’s largest central banks. Surprisingly, U.S. interest rates trended lower through the period even as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program, which ultimately ended in October.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields, although persistently low, were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, suddenly plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies struggled, mainly within emerging markets. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted at the beginning of 2015. U.S. equity markets starkly underperformed international markets due to stretched valuations and uncertainty around the Fed’s pending rate hike. In addition, the stronger U.S. dollar began to hurt earnings of large cap companies. The energy sector continued to struggle, although oil prices showed signs of stabilizing toward the end of January as suppliers became more disciplined in their exploration and production efforts.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.37%	14.22%
U.S. small cap equities (Russell 2000® Index)	4.72	4.41
International equities (MSCI Europe, Australasia, Far East Index)	(6.97)	(0.43)
Emerging market equities (MSCI Emerging Markets Index)	(9.05)	5.23
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	9.29	12.25
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	4.36	6.61
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.51	8.81
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.89)	2.41
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Build America Bond Overview

For the Reporting Period Ended January 31, 2015

Build America Bonds (“BABs”) are taxable municipal securities that typically trade at a spread (or yield advantage) relative to U.S. Treasury bonds with similar maturities. While BABs are no longer issued, they continue to trade in the secondary market. During the reporting period, yields on U.S. Treasury bonds fell rather significantly. Additionally, the shape of the yield curve continued to flatten with long-term rates falling more than short-term rates. The changes in the level of rates and the shape of the yield curve materially contributed to the performance of BABs during the reporting period. The Barclays Aggregate Eligible Build America Bond Index returned 10.71% for the six-month period ended January 31, 2015.

Yield spreads on BABs widened during the period from near record low levels, which negatively impacted the overall performance of the asset class. The pressure on BABs spreads can be attributed to the much lower level of interest rates, as buyers were reluctant to make new purchases at such low yields. In addition, BABs spreads tend to follow other taxable fixed-income markets, such as corporate bonds, which also experienced spread widening during the period. There was a notable pick-up in secondary trading in BABs, which also may have contributed to widening spreads. In addition, State of Illinois general obligation bonds and certain other local general obligation bonds in Illinois continued to experience significant spread widening pressure (in addition to the general market widening) largely due to the state’s pension and budget issues.

Notably, the BABs market faces an ongoing headwind from federal sequestration (a series of automatic spending cuts resulting from the fiscal cliff deal). As sequestration was triggered, the federal subsidy used to pay the coupon on BABs (previously 35%) was reduced. Since the federal government now pays a smaller proportion of the coupon, the issuer’s cost of borrowing has increased. Additionally, most BABs were issued with an Extraordinary Redemption Provision (“ERP”) intended to give issuers the ability to call their bonds prior to maturity in the event the federal subsidy was lowered. Some issuers have exercised their ERP and called bonds, although the volume has been small relative to the overall size of the market. However, the longer sequestration continues, the greater the likelihood that additional issuers will consider exercising this provision to call bonds. At present though, most BABs issuers cannot generate cost savings by exercising the ERP. Thus far, general concerns around the sequestration and the potential for bond calls through ERPs have not materially impacted the overall BABs market.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

The Benefits and Risks of Leveraging

The Trust may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of its common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume the Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trust’s NAV, market price and dividend rate than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

The Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to issue debt up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.

If the Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of the Trust’s obligations under the reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trust may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trust’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	5

Trust Summary as of January 31, 2015

Trust Overview

BlackRock Build America Bond Trust’s (BBN) (the “Trust”) investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities known as BABs issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009. Unlike investments in most other municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. Under normal market conditions, the Trust invests at least 80% of its assets in BABs and invests 80% of its assets in securities that at the time of investment are investment grade quality. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the U.S. Treasury will not reduce or eliminate the subsidies for BABs in the future. As of the date of this report, the subsidy that issuers of direct payment BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which may result in early redemptions of BABs at par value. See Build America Bond Overview on page 4.

The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date. The Trust has a contingent term provision stating that if there are no new issuances of BABs or similar U.S. government subsidized taxable municipal bonds for any 24-month period ending on or before December 31, 2014, the Board of Trustees (the “Board”) of the Trust would undertake an evaluation of potential actions with respect to the Trust, which may include, among other things, changes to the non-fundamental investment policies of the Trust to broaden its primary investment policies to taxable municipal securities generally or the termination of the Trust (the “Contingent Review Provision”). In November 2013, the Board approved an extension of the Contingent Review Provision until on or before December 31, 2016, during which time the Board will continue to monitor the Trust on an ongoing basis and evaluate potential actions with respect to the Trust. See Note 8 of Notes to Financial Statements for additional information.

No assurance can be given that the Trust’s investment objectives will be achieved.

Performance

•

For the six-month period ended January 31, 2015, the Trust returned 12.68% based on market price and 12.32% based on NAV. For the same period, the closed-end Lipper General Bond Funds category posted an average return of 2.03% based on market price and 0.24% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s duration positioning made the largest contribution to performance, as yields decreased substantially during the period. (Bond prices generally rise as yields fall). The income generated from the Trust’s holdings of mostly taxable municipal BABs contributed to performance as well. The Trust’s exposure to the long end of the yield curve helped performance, as the yield curve flattened substantially (with long-term rates falling much more than intermediate and short-term rates). In addition, the Trust’s use of leverage amplified the positive effect of falling rates on performance.

•	The widening credit spreads of BABs and the Trust’s use of interest rate futures to help manage the risk of rising rates detracted from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BBN
Initial Offering Date	August 27, 2010
Yield on Closing Market Price as of January 31, 2015 ($23.35)[1]	6.77%
Current Monthly Distribution per Common Share[2]	$0.1318
Current Annualized Distribution per Common Share[2]	$1.5816
Economic Leverage as of January 31, 2015[3]	34%

[1]

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. See the Additional Information — Section 19(a) Notice for estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to reverse repurchase agreements, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

6	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Market Price and Net Asset Value Per Share Summary

	1/31/15	7/31/14	Change	High	Low
Market Price	$23.35	$21.49	8.66%	$23.45	$20.85
Net Asset Value	$24.89	$22.98	8.31%	$24.89	$22.88

Market Price and Net Asset Value History Since Inception

[1]	Commencement of operations.

Overview of the Trust’s Total Investments*

Sector Allocation	1/31/15	7/31/14
Utilities	29%	30%
County/City/Special District/School District	24	24
Transportation	21	21
State	11	11
Education	10	10
Housing	2	2
Tobacco	2	1
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting use.

Credit Quality Allocation[1]	1/31/15	7/31/14
AAA/Aaa	4%	5%
AA/Aa	52	54
A	40	37
BBB/Baa	3	3
B	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	—
2016	2%
2017	—
2018	—
2019	4

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	7

Schedule of Investments January 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/35 (a)	$10,000	$10,440,600
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (a)	25,000	31,555,000

		41,995,600
California — 33.4%
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	19,247,815
Series S-1, 7.04%, 4/01/50	8,325	12,771,216
Series S-3, 6.91%, 10/01/50	14,000	21,308,980
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	3,790	5,093,381
City of San Francisco Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	21,255	28,407,733
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	11,520,000
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	19,016,872
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	7,233,100
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	17,362,040
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	14,875,200
Los Angeles Department of Water & Power, RB, Build America Bonds (a):
6.17%, 7/01/40	37,500	43,908,000
7.00%, 7/01/41	17,225	21,025,524
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	14,475,240
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	9,114,375
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (a)	20,000	23,640,400
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	13,105,290
San Diego County Regional Airport Authority, RB, Series B, 5.59%, 7/01/43	5,000	5,831,100
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	37,377,882
Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	$2,440	$2,473,940
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39 (a)	9,035	14,640,495
7.63%, 3/01/40 (a)	8,950	14,385,872
7.60%, 11/01/40	15,000	24,588,450
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (a)	18,145	27,350,684
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	32,338,560
6.30%, 5/15/50	27,010	34,193,580

		475,285,729
Colorado — 3.7%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37 (a)	6,000	8,465,580
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	38,491,880
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,952,550

		52,910,010
Connecticut — 1.1%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	15,333,000
District of Columbia — 2.8%
Metropolitan Washington Airport Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	15,216,195
Metropolitan Washington Airports Authority, RB, Build America Bonds, 7.46%, 10/01/46	5,000	7,345,450
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	17,310,750

		39,872,395
Florida — 4.3%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	29,267,000
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,756,740
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	3,020,425
Village Center Community Development District, Refunding RB (b):
4.76%, 11/01/29	7,340	7,835,523
5.02%, 11/01/36	13,500	14,613,750

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	PSF-GTD	Public School Fund Guaranteed
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	Q-SBLF	Qualified School Bond Loan Fund
ARB	Airport Revenue Bonds	ISD	Independent School District	RB	Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family	SAN	State Aid Notes
EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.

See Notes to Financial Statements.

8	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Village Center Community Development District Utility Revenue, Refunding RB, Little Sumter Service Area, 5.02%, 10/01/36 (b)	$4,500	$4,882,185

		61,375,623
Georgia — 5.5%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	36,921,119
6.66%, 4/01/57	20,665	28,907,029
7.06%, 4/01/57	10,000	12,561,200

		78,389,348
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	35,272,945
Illinois — 21.9%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	5,400	5,945,724
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40 (a)	16,015	19,872,693
Series A, 6.90%, 12/01/40 (a)	4,075	5,386,009
Series B, 6.90%, 12/01/40	4,900	6,476,428
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	19,265	23,494,245
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	33,545,586
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (a)	30,110	34,913,749
6.40%, 1/01/40	1,500	2,094,465
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (a)	36,000	48,710,160
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	20,826,773
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	19,900	23,189,868
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,807,900
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	19,191,600
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,439,500
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	4,000	4,642,080
6.73%, 4/01/35	6,320	7,367,477
7.35%, 7/01/35	35,855	43,862,856

		311,767,113
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,984,002
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	$22,290	$27,298,786

		38,282,788
Kentucky — 1.6%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	10,814,042
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	12,027,200

		22,841,242
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	935	974,822
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	6,773,750
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (a)	12,000	13,848,480

		20,622,230
Michigan — 1.8%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40 (a)	10,000	10,775,100
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,967,400
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,425	5,735,405
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,448,280

		25,926,185
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	10,452,720
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,876,800

		17,329,520
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Construction Project, Series B, 6.41%, 1/01/40	5,000	6,522,150
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	15,026,000
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41 (a)	7,000	9,917,950

		24,943,950

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 1.0%
County of Clark Nevada, ARB, Build America Bonds (a):
Series B, 6.88%, 7/01/42	$10,000	$11,746,600
Series C, 6.82%, 7/01/45	2,000	3,077,900

		14,824,500
New Jersey — 14.3%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	6,114,400
New Jersey EDA, RB (a):
Build America Bonds, Series CC-1, 6.43%, 12/15/35	15,000	17,211,150
Series A (NPFGC), 7.43%, 2/15/29	20,974	27,247,533
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	19,800	22,894,740
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	51,569,500
Series F, 7.41%, 1/01/40	6,790	10,639,794
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,493,055
Series C, 5.75%, 12/15/28	5,000	5,897,550
Series C, 6.10%, 12/15/28 (a)	42,500	48,112,125
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,835,077

		203,014,924
New York — 15.5%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	17,562,300
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,457,688
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	28,611,250
Series CC, 6.28%, 6/15/42 (a)	20,000	23,628,800
Series EE, 6.49%, 6/15/42	2,000	2,368,100
Series GG, 6.12%, 6/15/42	2,445	2,834,611
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	24,971,130
Sub-Series C-2, 6.27%, 8/01/39	14,795	17,189,719
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	3,145,762
Series C, 7.34%, 11/15/39 (a)	13,245	21,078,623
Series C-1, 6.69%, 11/15/40	13,000	18,434,650
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	23,000	23,074,290
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (a)	15,000	19,328,400
Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	$10,300	$10,929,845

		220,615,168
Ohio — 6.2%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	15,660,100
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (a)	30,575	40,250,764
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34 (a)	7,000	8,236,270
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (a)	10,055	11,706,936
Ohio University, RB, 5.59%, 12/01/2114	10,100	11,936,281

		87,790,351
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	4,439,015
Pennsylvania — 1.5%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	18,050	21,659,820
South Carolina — 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	14,435,600
Tennessee — 3.8%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	50,953,503
Series B, 6.73%, 7/01/43	2,500	3,478,775

		54,432,278
Texas — 9.4%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,929,900
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41	19,000	22,083,510
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37 (a)	35,000	41,285,300
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40 (a)	20,000	22,068,000
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	16,334,920
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,227,125
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,770,400

See Notes to Financial Statements.

10	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	$10,000	$11,649,000

		133,348,155
Utah — 3.3%
County of Utah, Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	14,142,654
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	26,405	33,173,130

		47,315,784
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	5,865	6,859,880
Washington — 1.9%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,915,450
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	21,177,135

		27,092,585
Municipal Bonds	Par (000)	Value
West Virginia — 1.3%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	$21,435	$18,521,769
Total Long-Term Investments (Cost — $1,737,244,676) — 149.4%		2,123,994,479

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (c)(d)	5,589,356	5,589,356
Total Short-Term Securities (Cost — $5,589,356) — 0.4%		5,589,356
Total Investments (Cost — $1,742,834,032) — 149.8%		2,129,583,835
Liabilities in Excess of Other Assets — (49.8)%		(708,218,262)

Net Assets — 100.0%		$1,421,365,573

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	11

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,333,851	2,255,505	5,589,356	3,023

(d)	Represents the current yield as of report date.

•	As of January 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	1/30/14	Open	$19,278,000	$19,374,144
RBC Capital Markets LLC	0.65%	2/11/14	Open	16,520,000	16,603,655
Barclays Capital, Inc.	0.50%	4/17/14	Open	14,334,000	14,390,938
Barclays Capital, Inc.	0.55%	4/17/14	Open	24,131,000	24,236,439
Barclays Capital, Inc.	0.50%	5/14/14	Open	5,074,000	5,090,617
Barclays Capital, Inc.	0.50%	5/14/14	Open	17,483,000	17,546,619
Barclays Capital, Inc.	0.50%	5/14/14	Open	12,015,000	12,063,093
Barclays Capital, Inc.	0.50%	5/14/14	Open	19,710,000	19,788,895
Barclays Capital, Inc.	0.50%	5/14/14	Open	24,188,000	24,284,819
Barclays Capital, Inc.	0.50%	5/14/14	Open	26,343,000	26,438,859
Barclays Capital, Inc.	0.50%	5/14/14	Open	7,954,000	7,985,838
Barclays Capital, Inc.	0.65%	5/14/14	Open	9,405,000	9,442,646
RBC Capital Markets LLC	0.50%	5/28/14	Open	11,903,613	11,944,779
RBC Capital Markets LLC	0.50%	8/18/14	Open	7,080,000	7,096,422

Schedule of Investments (continued)

As of January 31, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	8/28/14	Open	$12,300,000	$12,326,650
RBC Capital Markets LLC	0.50%	9/26/14	Open	16,895,825	16,925,158
RBC Capital Markets LLC	0.50%	10/1/14	Open	10,250,000	10,267,510
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	24,946,000	24,987,923
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	24,885,000	24,926,821
RBC Capital Markets LLC	0.50%	10/28/14	Open	9,700,000	9,712,933
RBC Capital Markets LLC	0.50%	10/30/14	Open	12,127,250	12,142,914
RBC Capital Markets LLC	0.50%	11/14/14	Open	6,919,500	6,927,092
RBC Capital Markets LLC	0.50%	11/28/14	Open	13,200,000	13,211,917
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	40,026,000	40,055,352
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,658,000	4,661,416
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	29,381,000	29,402,546
RBC Capital Markets LLC	0.50%	12/18/14	Open	20,655,000	20,666,765
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	9,587,000	9,593,924
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	5,437,000	5,440,927
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	18,278,000	18,291,201
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	8,177,000	8,182,906
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	14,758,000	14,768,659
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	25,470,000	25,488,395
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	12,315,000	12,323,894
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	9,400,000	9,406,789
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	36,703,000	36,729,508
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	14,718,000	14,728,630
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	2,350,000	2,351,697
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	8,015,000	8,020,789
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	23,141,000	23,157,713
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	19,825,000	19,839,318
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	15,468,000	15,479,171
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	10,432,000	10,439,534
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	34,825,000	34,850,151
Credit Suisse Securities (USA) LLC	0.65%	12/23/14	Open	19,973,000	19,987,425
Total				$730,234,188	$731,583,391

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(1,694)	U.S. Treasury Long Bond	Chicago Board of Trade	March 2015	$256,270,438	$(14,613,345)
(970)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$126,948,750	(4,083,710)
(920)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$111,636,250	(1,920,351)
Total					$(20,617,406)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

12	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Schedule of Investments (concluded)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,123,994,479	—	$2,123,994,479
Short-Term Securities	$5,589,356	—	—	5,589,356

Total	$5,589,356	$2,123,994,479	—	$2,129,583,835

[1] See above Schedule of Investments for values in each state.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(20,617,406)	—	—	$(20,617,406)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,547,000	—	—	$6,547,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(4,108,000)	—	(4,108,000)
Reverse repurchase agreements	—	(731,583,391)	—	(731,583,391)

Total	$6,547,000	$(735,691,391)	—	$(729,144,391)

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	13

Statement of Assets and Liabilities

January 31, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $1,737,244,676)	$2,123,994,479
Investments at value — affiliated (cost — $5,589,356)	5,589,356
Cash pledged for financial futures contracts	6,547,000
Interest receivable	24,891,418
Prepaid expenses	40,548

Total assets	2,161,062,801

Liabilities
Reverse repurchase agreements	731,583,391
Cash received as collateral for reverse repurchase agreements	4,108,000
Variation margin payable on financial futures contracts	2,573,190
Investment advisory fees payable	992,040
Officer’s and Trustees’ fees payable	277,154
Other accrued expenses payable	163,453

Total liabilities	739,697,228

Net Assets	$1,421,365,573

Net Assets Consist of
Paid-in capital	$1,088,757,045
Undistributed net investment income	1,509,561
Accumulated net realized loss	(35,033,430)
Net unrealized appreciation/depreciation	366,132,397

Net Assets	$1,421,365,573

Net Asset Value
Based on net assets of $1,421,365,573 and 57,103,349 shares outstanding, unlimited shares authorized, $0.001 par value	$24.89

See Notes to Financial Statements.

14	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Investment Income
Interest	$54,002,277
Income — affiliated	3,023

Total income	54,005,300

Expenses
Investment advisory	5,612,421
Accounting services	75,782
Professional	72,315
Officer and Trustees	61,545
Transfer agent	57,813
Custodian	54,321
Printing	12,286
Registration	10,571
Miscellaneous	38,954

Total expenses excluding interest expense	5,996,008
Interest expense	1,874,544

Total expenses	7,870,552
Less fees waived by Manager	(3,733)

Total expenses after fees waived	7,866,819

Net investment income	46,138,481

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,522,218
Financial futures contracts	(17,811,230)

(14,289,012)

Net change in unrealized appreciation/depreciation on:
Investments	141,727,305
Financial futures contracts	(19,097,270)

122,630,035

Net realized and unrealized gain	108,341,023

Net Increase in Net Assets Resulting from Operations	$154,479,504

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment income	$46,138,481	$90,841,521
Net realized loss	(14,289,012)	(7,471,049)
Net change in unrealized appreciation/depreciation	122,630,035	103,475,151

Net increase in net assets resulting from operations	154,479,504	186,845,623

Distributions to Shareholders From[1]
Net investment income	(45,157,328)	(90,314,657)

Net Assets
Total increase in net assets	109,322,176	96,530,966
Beginning of period	1,312,043,397	1,215,512,431

End of period	$1,421,365,573	$1,312,043,397

Undistributed net investment income, end of period	$1,509,561	$528,408

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Statement of Cash Flows

Six Months Ended January 31, 2015 (Unaudited)

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$154,479,504
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Increase in interest receivable	(963,928)
Decrease in variation margin receivable on financial futures contracts	191,717
Increase in prepaid expenses	(17,655)
Increase in cash pledged for financial futures contracts	(1,979,000)
Increase in investment advisory fees payable	94,749
Decrease in interest expense payable	(100,434)
Decrease in other accrued expenses payable	(51,706)
Increase in variation margin payable on financial futures contracts	2,573,190
Increase in Officer’s and Trustees’ fees payable	27,270
Increase in cash received as collateral for reverse repurchase agreements	4,108,000
Net realized gain on investments	(3,522,218)
Net unrealized gain on investments	(141,727,305)
Amortization of premium and accretion of discount on investments	385,355
Proceeds from sales of long-term investments	59,402,156
Purchases of long-term investments	(141,413,489)
Net payments from purchases of short-term securities	(2,255,505)

Net cash used for operating activities	(70,769,299)

Cash Provided by Financing Activities
Net borrowing of reverse repurchase agreements	116,198,513
Cash dividends paid to shareholders	(45,413,030)
Decrease in bank overdraft	(16,184)

Net cash provided by financing activities	70,769,299

Cash
Net increase in cash	—
Cash at beginning of period	—

Cash at end of period	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,974,978

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	17

Financial Highlights

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31,			Period August 27, 2010[1] to July 31, 2011
			2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$22.98		$21.29	$23.95	$20.38	$19.10	[2]

Net investment income[3]	0.81		1.59	1.58	1.54	1.20
Net realized and unrealized gain (loss)	1.89		1.68	(2.66)	3.57	1.30

Net increase (decrease) from investment operations	2.70		3.27	(1.08)	5.11	2.50

Distributions from:[4]
Net investment income	(0.79)		(1.58)	(1.58)	(1.54)	(1.18)
Net realized gain	—		—	—	—	(0.00)[5]

Total distributions	(0.79)		(1.58)	(1.58)	(1.54)	(1.18)

Capital changes with respect to issuance of shares	—		—	—	—	(0.04)

Net asset value, end of period	$24.89		$22.98	$21.29	$23.95	$20.38

Market price, end of period	$23.35		$21.49	$19.26	$23.89	$18.41

Total Return[6]
Based on net asset value	12.32%	[7]	16.85%	(4.57)%	26.22%	13.84%	[7]

Based on market price	12.68%	[7]	20.79%	(13.45)%	39.37%	(1.79)%[7]

Ratio to Average Net Assets
Total expenses	1.16%	[8]	1.13%	1.10%	1.09%	1.06%	[8]

Total expenses after fees waived	1.16%	[8]	1.13%	1.10%	1.09%	1.06%	[8]

Total expenses after fees waived and excluding interest expense and fees[9]	0.88%	[8]	0.88%	0.86%	0.85%	0.81%	[8]

Net investment income	6.80%	[8]	7.39%	6.75%	6.88%	6.99%	[8]

Supplemental Data
Net assets, end of period (000)	$1,421,366		$1,312,043	$1,215,512	$1,367,832	$1,164,019

Borrowings outstanding, end of period (000)	$731,583		$615,485	$603,730	$584,223	$515,229

Portfolio turnover rate	3%		6%	4%	7%	13%

Asset coverage, end of period per $1,000 of borrowings	$2,943		$3,132	$3,013	$3,341	$3,259

[1]	Commencement of operations.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

[9]

Interest expense related to reverse repurchase agreements for the six months ended January 31, 2015, the years ended July 31, 2014 and July 31, 2013 and interest expense and fees related to tender option bond trusts and reverse repurchase agreements for the year ended July 31, 2012 and the period ended July 31, 2011.

See Notes to Financial Statements.

18	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Build America Bond Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Board of Trustees of the Trust is collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trust determines and makes available for publication the NAV of its Common Shares on a daily basis.

2. Significant Accounting Policies:

The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Trust:

Valuation: The Trust’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trust for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Trust enters into certain investments (e.g., financial futures contracts), or certain borrowings (e.g., reverse repurchase transactions) that would be “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Trust’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	19

Notes to Financial Statements (continued)

equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trust has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Forward Commitments and When-Issued Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, the Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trust to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a Trust may receive a fee for use of the security by the counterparty, which may result in interest income to the Trust.

For the six months ended January 31, 2015, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Trust were $680,148,548 and 0.55%, respectively.

Reverse repurchase transactions are entered into by the Trust under Master Repurchase Agreements (“MRA”), which permit the Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trust. With reverse repurchase transactions, typically the Trust and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a

20	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Notes to Financial Statements (continued)

particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of January 31, 2015, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$161,268,763	$(161,268,763)	—	—
Credit Suisse Securities (USA) LLC	289,080,631	(289,080,631)	—	—
Deutsche Bank Securities, Inc.	124,034,058	(124,034,058)	—	—
RBC Capital Markets LLC	157,199,939	(157,199,939)	—	—

Total	$731,583,391	$(731,583,391)	—	—

[1]

Net collateral with a value of $822,623,224 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Trust’s obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to economically hedge its exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Trust invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trust as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Trust’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2015
		Value
	Statement of Assets and Liabilities Location	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/depreciation[2]	$(20,617,406)

[2]

Includes cumulative appreciation/depreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	21

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended January 31, 2015
	Net Realized Loss from	Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$(17,811,230)	$(19,097,270)

For the six months ended January 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts short	$436,632,133

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Trust. For such services, the Trust pays the Manager a monthly fee at an annual rate of 0.55% of the Trust’s average daily net assets, plus the proceeds of any outstanding borrowing used for leverage.

Average daily net assets are the average daily value of the Trust’s total assets minus its total accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Trust’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

For the six months ended January 31, 2015, purchases and sales of investments, excluding short-term securities, were $135,974,280 and $59,402,156, respectively.

7. Income Tax Information:

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s U.S. federal tax returns remains open for each of the three years ended July 31, 2014 and the period ended July 31, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

22	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2014, the Trust had capital loss carryforwards of $10,088,631, with no expiration dates, available to offset future realized capital gains.

As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,742,834,032

Gross unrealized appreciation	$387,306,616
Gross unrealized depreciation	(556,813)

Net unrealized appreciation	$386,749,803

8. Principal Risks:

The Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedule of investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trust invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trust may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trust; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trust may be exposed to counterparty credit risk, or the risk that an entity with which the Trust have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.

The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. See the Schedule of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of January 31, 2015, the Trust invested a significant portion of its assets in securities in the county/city/special district/school district, transportation and utilities sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

The BAB market is smaller, less diverse and less liquid than other types of municipal securities. Since the BAB program expired on December 31, 2010 and was not extended, BABs may be less actively traded, which may negatively affect the value of BABs held by the Trust.

The Trust has a contingent term provision stating that if there are no new issuances of BABs or similar U.S. government subsidized taxable municipal bonds for any 24-month period ending on or before December 31, 2014, the Board would undertake an evaluation of potential actions with respect to the Trust, which may include, among other things, changes to the non-fundamental investment policies of the Trust to broaden its primary investment policies to taxable municipal securities generally or the termination of the Trust (the “Contingent Review Provision”). On November 12, 2013, the Board approved an extension of the Contingent Review Provision until on or before December 31, 2016, during which time the Board will continue to monitor for the Trust on an ongoing basis and evaluate potential actions with respect to the Trust. In order to facilitate the Trust’s termination or change in investment policy, the Trust may be required to purchase or sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable. Changes in the Trust’s portfolio composition to facilitate its termination or change in investment policy may result in a reduction in the Trust’s net asset value, net investment income and/or monthly dividend distribution or subject the Trust to additional risks not inherent in the Trust’s current investments. If a decision is made to terminate the Trust, the Trust would distribute all of its net

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	23

Notes to Financial Statements (concluded)

assets to shareholders of record as of the date of termination after providing for all obligations of the Trust. No assurance can be given as to how long it would take to liquidate the Trust’s portfolio and make a final liquidating distribution.

Issuers of direct pay BABs held in the Trust’s portfolio receive a subsidy from the U.S. Treasury with respect to interest payment on bonds. There is no assurance that an issuer will comply with the requirements to receive such subsidy or that such subsidy will not be reduced or terminated altogether in the future. As of date of this report, the subsidy that issuers of direct payment BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which may result in early redemptions of BABs at par value. See Build America Bond Overview on page 4. The early redemption of BABs at par value may result in a potential loss in value for investors of such BABs, including the Trust, who may have purchased the securities at prices above par. Moreover, the elimination or reduction in subsidy from the federal government may adversely affect an issuer’s ability to repay or refinance BABs and the BABs’ credit ratings, which, in turn, may adversely affect the value of the BABs held by the Trust and the Trust’s net asset value.

9. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Trust’s Common Shares is $0.001. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Shares issued and outstanding remained constant for the Trust for the six months ended January 31, 2015 and year ended July 31, 2014.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trust paid a distribution of $0.1318 per share on February 27, 2015 to shareholders of record on February 13, 2015.

Additionally, the Trust declared a net investment income dividend on March 2, 2015 payable to shareholders of record on March 13, 2015 for the same amount noted above.

24	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective September 5, 2014, Brendan Kyne resigned as a Vice President of the Trust.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trust. Effective December 31, 2014, Barbara G. Novick and John M. Perlowski were appointed to serve as Trustees of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP New York, NY 10036

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	25

Additional Information

Trust Certification

The Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

The Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trust may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. The Trust’s current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.

26	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Additional Information (continued)

General Information

The Trust does not make available copies of its Statement of Additional Information because the Trust’s shares are not continuously offered, which means that the Statement of Additional Information of the Trust has not been updated after completion of the Trust’s offerings and the information contained in the Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trust’s investment objectives or policies or to the Trust’s charters or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders or in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolio.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	27

Additional Information (continued)

Section 19(a) Notice

The sources of distributions reported are estimates and are provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the year and may be subject to changes based on the tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes. Section 19(a) notices for the Trust, as applicable, are available on the BlackRock website http://www.blackrock.com.

January 31, 2015

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BBN	$0.75345	—	$0.03735	$0.7908	95%	—	5%	100%

Shelf Offering Program

From time-to-time, the Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, the Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow the Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Trust has not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If the Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

28	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2015	29

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trust has leveraged its Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

BABT-1/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust
Date: April 2, 2015
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: April 2, 2015

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